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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-63730


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

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                               VARIABLE ACCOUNT A
                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:

        ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY DATED OCTOBER 21, 2005 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY DATED OCTOBER 24, 2005
    ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY DATED OCTOBER 24, 2005

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The supplement dated October 3, 2008 is hereby deleted in its entirety.





Dated: October 29, 2008




               Please keep this supplement with your prospectus.